Intangible assets - Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Intangible assets - Goodwill
Schedules of goodwill and changes in goodwill

The detail of goodwill, based on the cash-generating units giving rise thereto, is as follows:

	Millions of euros
	2017	2016	2015

Santander UK plc	8,375	8,679	10,125
Banco Santander (Brazil) S.A.	4,988	5,769	4,590
Santander Consumer USA Inc.	2,007	3,182	3,081
Bank Zachodni WBK S.A.	2,473	2,342	2,423
Santander Bank, National Association	1,712	1,948	1,886
Santander Consumer Germany	1,217	1,217	1,217
Santander Asset Management	1,173	—	—
Banco Santander Totta, S.A.	1,040	1,040	1,040
Banco Santander - Chile	676	704	644
Santander Consumer Bank AS	518	537	546
Grupo Financiero Santander (Mexico)	413	449	517
Other companies (*)	1,177	857	891
Total goodwill	25,769	26,724	26,960

(*) As of December 31, 2017 includes €248 million from Banco Popular Español, S.A.

The changes in goodwill were as follows:

	Millions of euros
	2017	2016	2015
Balance at beginning of year	26,724	26,960	27,548
Additions (Note 3)	1,644	—	235
Of which:
Santander Asset Management	1,173	—	—
Banco Popular Español, S.A.	248	—	—
Carfinco Financial Group Inc.	—	—	162
Impairment losses	(899)	(50)	(115)
Of which:
Santander Consumer USA Holdings Inc.	(799)	—	—
Disposals or changes in scope of consolidation	—	(2)	(172)
Exchange differences and other items	(1,700)	(184)	(536)
Balance at end of year	25,769	26,724	26,960

Schedule of goodwill assumptions
			Nominal
	Projected	Discount	perpetual
	period	rate (*)	growth rate

Santander UK plc	5 years	8.4%	2.5%
Banco Santander (Brasil) S.A.	5 years	14.6%	8.3%
Santander Bank, National Association	3 years	10.1%	3.7%
Santander Consumer Germany	3 years	8.6%	2.5%
Santander Consumer USA Inc.	3 years	10.7%	2.5%
Banco Santander Totta , S.A.	5 years	10.0%	2.5%
Santander Consumer Bank AS	5 years	9.0%	2.5%

(*)Post-tax discount rate.